Provisions - Summary of Non-Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 1,011,567
Ending balance for the period	968,729	₺ 1,011,567
Non-current provision
Disclosure of other provisions [line items]
Beginning balance for the period	1,011,567	920,831
Provisions recognized	65,493	69,207
Payments	(7,120)	(6,165)
Unwinding of discount	80,896	75,805
Transfers to current provisions	(20,829)	(20,491)
Remeasurements	243,634	(753)
Effect of changes in exchange rates	49,481	292,025
Inflation adjustment	(454,393)	(318,892)
Ending balance for the period	968,729	1,011,567
Non-current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	32,298	37,765
Provisions recognized	53,516	26,053
Transfers to current provisions	(20,829)	(20,491)
Inflation adjustment	(17,292)	(11,029)
Ending balance for the period	47,693	32,298
Non-current provision | Obligations for dismantling, removing and site restoration [member]
Disclosure of other provisions [line items]
Beginning balance for the period	979,269	883,066
Provisions recognized	11,977	43,154
Payments	(7,120)	(6,165)
Unwinding of discount	80,896	75,805
Remeasurements	243,634	(753)
Effect of changes in exchange rates	49,481	292,025
Inflation adjustment	(437,101)	(307,863)
Ending balance for the period	₺ 921,036	₺ 979,269
Discount rate on provision	14.40%	17.30%